Exhibit 99.1

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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank

SMB Education Funding, LLC (together, the “Company”)

Barclays Capital Inc.

J.P. Morgan Securities LLC

RBC Capital Markets, LLC

(collectively, with the Company, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

SMB Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 14, 2015

•	The phrases “CLASS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•	The phrase “Supplemental Data File” means an electronic data file provided by the Company, containing certain current status end date information as of May 19, 2015.

•	The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #CIS Screen, #NPO Screen, #BS3 Screen, #HDI Screen, School Profile Screen, and Loan Directory Data Screen. The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the CLASS System, FDR System or ENCORE System.

I.	The Selected Student Loans

On June 10, 2015, the Company provided us with an electronic data file containing certain information related to 65,540 student loans as of May 19, 2015 (the “Data File”). The Company is responsible for the information set forth in the Data File. We were instructed by the Company to select a random sample of student loans utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 student loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we performed the specific procedures listed using the respective Loan File and the Supplemental Data File (the “Loan File Documents”). The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File Documents or other information for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number, Signature(s) on the Promissory Note and Recent FICO. The Loan File Documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File Document(s)

Social Security Number	Promissory Note within the ENCORE System

Signature(s) on the Promissory Note

Promissory Note within the ENCORE System

Note: We performed no procedures with regard to assessing compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

SMB Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 14, 2015

Attributes	Loan File Document(s)

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st Active Date” field on #BS5 Screen within the FDR System

Original Principal Balance	Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System

Loan Type	“#14” field on #NM CC Screen within the FDR System

Loan Status	“CURR LOAN STAT” column on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System

Current Status End Date	“CURR:GRAD/SEP DT,” “METHOD OVERRIDE END DATE” or “MATURITY DT” column on #EDH Screen or #NPO Screen within the FDR System, or notation of status change on the #CIS Screen within the FDR System, or the Supplemental Data File

Recomputed Remaining Term	“MATURITY DT,” “CYCLE DATE” or “CURR LOAN STATUS” on #EDH Screen, or “METHOD OVERRIDE END DATE” column on #NPO Screen and “MISC FIELD 2” column on #BS3 Screen, or “#9” on #NM CC Screen within the FDR System, or documentation of change that affects the term on #CIS Screen within the FDR System. Refer to further detail below.

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen, or “RPMT BEGIN DT” and “CURR LOAN STATUS” columns on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #EDH Screen within the FDR System, or #HDI Screen within the FDR System for Interest Rate with borrower benefit related information

School Type 1	“MISC FIELD 5” column on #BS3 Screen within the FDR System, or “SCHL TYPE” field on School Profile Screen within the CLASS System

School Type 2 (Title IV)	“SCHL ID” field on Loan Directory Data Screen and “SCHOOL CODE” field on School Profile Screen within the CLASS System

SMB Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 14, 2015

Attributes	Loan File Document(s)

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	#HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for one Selected Student Loan was not available in the ENCORE System. This was not considered an exception.

For purposes of comparing the Current Status End Date, we were instructed by the Company to compare the “Current Status End Date” field in the Data File to the “CURR: GRAD/SEP DT,” “METHOD OVERRIDE END DATE” or “MATURITY DT” column on the #EDH Screen or #NPO Screen within the FDR System. In the event the Selected Student Loan was updated after May 19, 2015 (the “Cutoff Date”), we were instructed by the Company to view the #CIS Screen within the FDR System to identify if any change was made to the Current Status End Date after the Cutoff Date. Furthermore, in instances where the Current Status End Date did not agree, we were instructed by the Company to utilize the Supplemental Data File, provided by the Company, to compare the “Current Status End Date” field in the Data File.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (“Recomputed Remaining Term”) by subtracting the last “CYCLE DATE” before the Cutoff Date from the Cycle after the “MATURITY DT” (one month after the “MATURITY DT”) both contained in the #EDH Screen within the FDR System and dividing the result by the average number of days in a month (i.e., 30.4375). If the Cutoff Date was later than the “CYCLE DATE,” we were instructed by the Company to subtract one month from the calculation. In certain instances, and depending if the repayment type (“MISC FIELD 2”on #BS3 Screen from FDR System) was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” and “CURR LOAN STATUS” (contained in the #EDH Screen within the FDR System) started with “D,” we were instructed by the Company to recompute the Remaining Term as the difference between the Cutoff Date and the “METHOD OVERRIDE END DATE” column contained in the #NPO Screen within the FDR System and divided the result by the average number of days in a month (i.e., 30.4375). Furthermore, we were instructed by the Company to compare the Remaining Term by viewing column “#9” contained in the #NM CC Screen within the FDR System for Selected Student Loans for which the “CURR LOAN STATUS” indicated “In-School or “In-Grace” or the “MISC FIELD 2” indicated “In-Deferment.”

For purposes of comparing Recent FICO, we were informed by the Company that if the “DATE CB SCORE GENERATED” in the #NM CR screen within the FDR System was later than the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR screen would display a more recent FICO score than the one listed in the Data File. We noted the “DATE CB SCORE GENERATED” for all Selected Student Loans was later than the Cutoff Date. As such, the Company instructed us to not perform this procedure for all the Selected Student Loans. These were not considered exceptions.

SMB Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 14, 2015

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan File Documents, except as noted in Exhibit B.

We were not engaged to, and did not, perform an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Selected Student Loans. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on methodologies and information included in the Data file or provided by the Company, without verification or evaluation of such methodologies and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Selected Student Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Loan File Documents, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Selected Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Selected Student Loans being securitized, (iii) the compliance of the originator of the Selected Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Selected Student Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Sallie Mae Bank, SMB Education Funding, LLC, Barclays Capital Inc., J.P. Morgan Securities LLC, and RBC Capital Markets, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not idenitifed in the report but who may have access to this report as required by law or regulation.

July 14, 2015

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A
The Selected Student Loans

2015B001	2015B051	2015B101	2015B151	2015B201	2015B251	2015B301	2015B351
2015B002	2015B052	2015B102	2015B152	2015B202	2015B252	2015B302	2015B352
2015B003	2015B053	2015B103	2015B153	2015B203	2015B253	2015B303	2015B353
2015B004	2015B054	2015B104	2015B154	2015B204	2015B254	2015B304	2015B354
2015B005	2015B055	2015B105	2015B155	2015B205	2015B255	2015B305	2015B355
2015B006	2015B056	2015B106	2015B156	2015B206	2015B256	2015B306	2015B356
2015B007	2015B057	2015B107	2015B157	2015B207	2015B257	2015B307	2015B357
2015B008	2015B058	2015B108	2015B158	2015B208	2015B258	2015B308	2015B358
2015B009	2015B059	2015B109	2015B159	2015B209	2015B259	2015B309	2015B359
2015B010	2015B060	2015B110	2015B160	2015B210	2015B260	2015B310	2015B360
2015B011	2015B061	2015B111	2015B161	2015B211	2015B261	2015B311	2015B361
2015B012	2015B062	2015B112	2015B162	2015B212	2015B262	2015B312
2015B013	2015B063	2015B113	2015B163	2015B213	2015B263	2015B313
2015B014	2015B064	2015B114	2015B164	2015B214	2015B264	2015B314
2015B015	2015B065	2015B115	2015B165	2015B215	2015B265	2015B315
2015B016	2015B066	2015B116	2015B166	2015B216	2015B266	2015B316
2015B017	2015B067	2015B117	2015B167	2015B217	2015B267	2015B317
2015B018	2015B068	2015B118	2015B168	2015B218	2015B268	2015B318
2015B019	2015B069	2015B119	2015B169	2015B219	2015B269	2015B319
2015B020	2015B070	2015B120	2015B170	2015B220	2015B270	2015B320
2015B021	2015B071	2015B121	2015B171	2015B221	2015B271	2015B321
2015B022	2015B072	2015B122	2015B172	2015B222	2015B272	2015B322
2015B023	2015B073	2015B123	2015B173	2015B223	2015B273	2015B323
2015B024	2015B074	2015B124	2015B174	2015B224	2015B274	2015B324
2015B025	2015B075	2015B125	2015B175	2015B225	2015B275	2015B325
2015B026	2015B076	2015B126	2015B176	2015B226	2015B276	2015B326
2015B027	2015B077	2015B127	2015B177	2015B227	2015B277	2015B327
2015B028	2015B078	2015B128	2015B178	2015B228	2015B278	2015B328
2015B029	2015B079	2015B129	2015B179	2015B229	2015B279	2015B329
2015B030	2015B080	2015B130	2015B180	2015B230	2015B280	2015B330
2015B031	2015B081	2015B131	2015B181	2015B231	2015B281	2015B331
2015B032	2015B082	2015B132	2015B182	2015B232	2015B282	2015B332
2015B033	2015B083	2015B133	2015B183	2015B233	2015B283	2015B333
2015B034	2015B084	2015B134	2015B184	2015B234	2015B284	2015B334
2015B035	2015B085	2015B135	2015B185	2015B235	2015B285	2015B335
2015B036	2015B086	2015B136	2015B186	2015B236	2015B286	2015B336
2015B037	2015B087	2015B137	2015B187	2015B237	2015B287	2015B337
2015B038	2015B088	2015B138	2015B188	2015B238	2015B288	2015B338
2015B039	2015B089	2015B139	2015B189	2015B239	2015B289	2015B339
2015B040	2015B090	2015B140	2015B190	2015B240	2015B290	2015B340
2015B041	2015B091	2015B141	2015B191	2015B241	2015B291	2015B341
2015B042	2015B092	2015B142	2015B192	2015B242	2015B292	2015B342
2015B043	2015B093	2015B143	2015B193	2015B243	2015B293	2015B343
2015B044	2015B094	2015B144	2015B194	2015B244	2015B294	2015B344
2015B045	2015B095	2015B145	2015B195	2015B245	2015B295	2015B345
2015B046	2015B096	2015B146	2015B196	2015B246	2015B296	2015B346
2015B047	2015B097	2015B147	2015B197	2015B247	2015B297	2015B347
2015B048	2015B098	2015B148	2015B198	2015B248	2015B298	2015B348
2015B049	2015B099	2015B149	2015B199	2015B249	2015B299	2015B349
2015B050	2015B100	2015B150	2015B200	2015B250	2015B300	2015B350

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

Exhibit B

Exception List

Selected Student Loan	Attribute	Per Data File	Per Loan File Documents

2015B057	Current Principal Balance	$9,095.82	$9,095.83